Investment and other income - Detailed Information about Investment and Other Income (Parenthetical) (Detail) ₨ in Millions	12 Months Ended
Mar. 31, 2020 INR (₨)
Volcan Investments Limited [member]
Disclosure of transactions between related parties [line items]
Mark to market gain/(loss)	₨ 3,624